Offerings - Offering: 1	Sep. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock, $0.001 par value per share
Amount Registered | shares	25,000,000
Proposed Maximum Offering Price per Unit	0.2328
Maximum Aggregate Offering Price	$ 5,820,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 891.04
Offering Note	(1) Represents 25,000,000 shares of common stock, par value $0.001 per share ("Common Stock") that are issuable at the option of the registrant pursuant to a purchase agreement with the selling stockholder. The shares will be offered for resale by the selling stockholder. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) In accordance with Rule 457(c), based on the average of the high ($0.264) and low ($0.2016) prices of the Common Stock on the Nasdaq Capital Market on September 10, 2025.